Accrued Liabilities and Other Payables - Schedule of Components of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities and Other Payables [Abstract]
Salary payable	$ 1,543,990	$ 1,642,436
Payable to consultants	275,706	333,510
Refundable deposit to customers	93,251	252,472
Payable to property, plant and equipment suppliers	166,448	3,845,399
Customer custodial cash liabilities	2,196,931	2,267,903
Custodial cash liabilities to a related party (see Note 18)	126,920
Other accrued liabilities	1,906,991	2,025,490
Total accrued liabilities and other payables	$ 6,310,237	$ 10,367,210